Segmentation - Summary of the Amount of Revenue from these Customers (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of major customers [line items]
Revenue	€ 86,291	€ 44,249	€ 25,822
Customer A [Member]
Disclosure of major customers [line items]
Revenue	23,974	10,702	8,739
Customer B [Member]
Disclosure of major customers [line items]
Revenue	663	6,566	5,356
Customer C [Member]
Disclosure of major customers [line items]
Revenue	1,119	5,065	1,398
Customer D [Member]
Disclosure of major customers [line items]
Revenue	24,566	0	0
Major Customer [Member]
Disclosure of major customers [line items]
Revenue	€ 50,322	€ 22,333	€ 15,493